Schedule of Inventory (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Inventory purchased for resale	$ 1,994,332	$ 1,708,311	$ 3,052,518
Feeds and eggs processed	64,788	102,373	156,984
Raw materials for packaged seafood	442,733
Packaged seafood inventory	60,980
Inventory other	53,696
In-transit inventory		973,837	1,598,650
Less: Inventory allowance	(336,049)	(176,000)
Inventory, net	$ 2,280,480	$ 2,608,521	$ 4,808,152